Capital Stock (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting term	five-year
Aggregate percentage of common stock share outstanding	5.00%
Aggregate common stock share outstanding normal course issuer Bid | shares	794,088
Repurchase of common shares under normal course issuer Bid | $	$ 3,021,340
Repurchase additional common stock share | shares	159,900
Cancellation of additional common shares | $	$ 999,826
Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Buy-back of common shares | $	479,993
Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and cancelled under a normal course issuer bid | $	$ 3,501,333	[1]
Shares repurchased and cancelled under a normal course issuer bid | shares	441,400	[1]
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares reserved for issuance of stock options | shares	2,934,403
Stock options term	10 years
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options term	5 years

[1]	On May 16, 2018, the Company announced that the TSX-V accepted the Company's notice of intention to make a normal course issuer bid ("NCIB"). Under the terms of the NCIB, the Company may acquire up to an aggregate of 794,088 common shares representing five percent of the common shares outstanding, over the twelve-month period that the NCIB is in place. The NCIB commenced on May 28, 2018 and will end on May 27, 2019, or on such earlier date as the Company may complete its maximum purchases under the NCIB. The prices that the Company will pay for common shares purchased will be the market price of the shares at the time of purchase.